INVENTORIES	6 Months Ended
Jul. 02, 2011
INVENTORIES
INVENTORIES
5.    INVENTORIES

    Inventories are stated at the lower of cost (first-in, first-out method) or market.  Inventories consist of the following:

	July 2, 2011	December 31, 2010

Raw materials	$4,589	$3,615
Work in process	7,442	10,792
Finished goods	9,234	6,327
Total	$21,265	$20,734